UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment:         |_|; Amendment Number: __

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Manalapan Oracle Capital Management LLC

Address:  1451 Route 34, Suite 302
          Farmingdale, New Jersey 07727


13F File Number: 028-13781

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Nicholas Davidge
Title:  Principal
Phone:  (203) 424-0825


Signature, Place and Date of Signing:

/s/ Nicholas Davidge           Farmingdale, New Jersey     February 11, 2011
--------------------------     ----------------------    ----------------------
     [Signature]                 [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  78

Form 13F Information Table Value Total:  $179,380
                                         (thousands)


List of Other Included Managers:

NONE

                                                    FORM 13F INFORMATION TABLE
                                                        December 31, 2010
      COLUMN 1               COLUMN 2         COLUMN 3 COLUMN 4       COLUMN 5      COLUMN 6   COLUMN 7             COLUMN 8
                              TITLE
                                OF                      VALUE    SHS OR   SH/ PUT/ INVESTMENT   OTHER           VOTING AUTHORITY
   NAME OF ISSUER             CLASS           CUSIP    (x$1000)  PRN AMT  PRN CALL DISCRETION   MGRS       SOLE     SHARED      NONE
ACTIVISION BLIZZARD INC       COM            00507V109   1238      99,481  SH        SOLE       NONE       99,481
ADA ES INC                    COM            005208103    284      25,447  SH        SOLE       NONE       25,447
ADVANCED ENERGY INDS          COM            007973100   1664     122,020  SH        SOLE       NONE      122,020
ALLSCRIPTS HEALTHCARE SOLUTN  COM            01988P108   4450     230,922  SH        SOLE       NONE      230,922
AMERICAN EAGLE OUTFITTERS NE  COM            02553E106   4192     286,548  SH        SOLE       NONE      286,548
BAKER HUGHES INC              COM            057224107   3289      57,525  SH        SOLE       NONE       57,525
BB&T CORP                     COM            054937107   4523     172,025  SH        SOLE       NONE      172,025
BPZ RESOURCES INC             COM            055639108    431      90,574  SH        SOLE       NONE       90,574
BRIGHAM EXPLORATION CO        COM            109178103   2292      84,153  SH        SOLE       NONE       84,153
BUFFALO WILD WINGS INC        COM            119848109   2430      55,426  SH        SOLE       NONE       55,426
CALGON CARBON CORP            COM            129603106   1844     121,932  SH        SOLE       NONE      121,932
CAMERON INTERNATIONAL CORP    COM            13342B105   2105      41,498  SH        SOLE       NONE       41,498
CITIGROUP INC                 COM            172967101   1649     348,526  SH        SOLE       NONE      348,526
COEUR D ALENE MINES CORP IDA  COM NEW        192108504   2063      75,519  SH        SOLE       NONE       75,519
COMVERGE INC                  COM            205859101   1260     182,320  SH        SOLE       NONE      182,320
CVS CAREMARK CORPORATION      COM            126650100   6308     181,433  SH        SOLE       NONE      181,433
DENBURY RES INC               COM NEW        247916208   6939     363,496  SH        SOLE       NONE      363,496
DRESS BARN INC                COM            261570105   2074      78,500  SH        SOLE       NONE       78,500
DRYSHIPS INC                  SHS            Y2109Q101   1291     235,195  SH        SOLE       NONE      235,195
EDISON INTL                   COM            281020107   2607      67,540  SH        SOLE       NONE       67,540
ELECTRONIC ARTS INC           COM            285512109   2790     170,345  SH        SOLE       NONE      170,345
ENER1 INC                     COM NEW        29267A203   1290     340,453  SH        SOLE       NONE      340,453
ENERGY RECOVERY INC           COM            29270J100    799     218,217  SH        SOLE       NONE      218,217
ENERNOC INC                   COM            292764107    548      22,913  SH        SOLE       NONE       22,913
ENTERGY CORP NEW              COM            29364G103    962      13,580  SH        SOLE       NONE       13,580
EOG RES INC                   COM            26875P101   3237      35,409  SH        SOLE       NONE       35,409
FAIRCHILD SEMICONDUCTOR INTL  COM            303726103   5882     376,793  SH        SOLE       NONE      376,793
FINISH LINE INC               CL A           317923100   1348      78,406  SH        SOLE       NONE       78,406
FORD MTR CO DEL               COM PAR $0.01  345370860   3388     201,779  SH        SOLE       NONE      201,779
FOSTER WHEELER AG             COM            H27178104   3242      93,907  SH        SOLE       NONE       93,907
FX ENERGY INC                 COM            302695101    792     128,759  SH        SOLE       NONE      128,759
GAMMON GOLD INC               COM            36467T106   1936     236,357  SH        SOLE       NONE      236,357
GANNETT INC                   COM            364730101   3002     198,937  SH        SOLE       NONE      198,937
GAP INC DEL                   COM            364760108   1070      48,343  SH        SOLE       NONE       48,343
GENERAL ELECTRIC CO           COM            369604103   5812     317,784  SH        SOLE       NONE      317,784
GOOGLE INC                    CL A           38259P508   3769       6,345  SH        SOLE       NONE        6,345
GREAT BASIN GOLD LTD          COM            390124105   2885     974,596  SH        SOLE       NONE      974,596
INSITUFORM TECHNOLOGIES INC   CL A           457667103    889      33,547  SH        SOLE       NONE       33,547
INTERNATIONAL COAL GRP INC N  COM            45928H106   1509     194,971  SH        SOLE       NONE      194,971
ISIS PHARMACEUTICALS INC      COM            464330109   4450     439,761  SH        SOLE       NONE      439,761
ITRON INC                     COM            465741106   1300      23,451  SH        SOLE       NONE       23,451
ITT EDUCATIONAL SERVICES INC  COM            45068B109   1866      29,304  SH        SOLE       NONE       29,304
JONES GROUP INC               COM            48020T101   1441      92,759  SH        SOLE       NONE       92,759
JPMORGAN CHASE & CO           COM            46625H100   2409      56,791  SH        SOLE       NONE       56,791
KEYCORP NEW                   COM            493267108   3101     350,449  SH        SOLE       NONE      350,449
KOHLS CORP                    COM            500255104   2038      37,502  SH        SOLE       NONE       37,502
KROGER CO                     COM            501044101   4379     195,823  SH        SOLE       NONE      195,823
LOWES COS INC                 COM            548661107    840      33,492  SH        SOLE       NONE       33,492
LSI INDS INC                  COM            50216C108   1297     153,294  SH        SOLE       NONE      153,294
MASTERCARD INC                CL A           57636Q104   2468      11,013  SH        SOLE       NONE       11,013
MAXWELL TECHNOLOGIES INC      COM            577767106    790      41,828  SH        SOLE       NONE       41,828
MCDERMOTT INTL INC            COM            580037109   4889     236,285  SH        SOLE       NONE      236,285
MGM RESORTS INTERNATIONAL     COM            552953101   1181      79,535  SH        SOLE       NONE       79,535
NABORS INDUSTRIES LTD         SHS            G6359F103   3958     168,707  SH        SOLE       NONE      168,707
OFFICE DEPOT INC              COM            676220106   1464     271,026  SH        SOLE       NONE      271,026
PEPSICO INC                   COM            713448108   3184      48,744  SH        SOLE       NONE       48,744
PFIZER INC                    COM            717081103   2323     132,640  SH        SOLE       NONE      132,640
RANGE RES CORP                COM            75281A109   1194      26,556  SH        SOLE       NONE       26,556
REX ENERGY CORPORATION        COM            761565100   1563     114,509  SH        SOLE       NONE      114,509
RF MICRODEVICES INC           COM            749941100   3913     532,419  SH        SOLE       NONE      532,419
ROSETTA RESOURCES INC         COM            777779307    667      17,729  SH        SOLE       NONE       17,729
ROYAL GOLD INC                COM            780287108   1247      22,829  SH        SOLE       NONE       22,829
RUBY TUESDAY INC              COM            781182100   3388     259,442  SH        SOLE       NONE      259,442
RUTHS HOSPITALITY GROUP INC   COM            783332109    804     173,737  SH        SOLE       NONE      173,737
SARA LEE CORP                 COM            803111103   2214     126,424  SH        SOLE       NONE      126,424
SHAW GROUP INC                COM            820280105   3827     111,799  SH        SOLE       NONE      111,799
SKECHERS U S A INC            CL A           830566105   1037      51,851  SH        SOLE       NONE       51,851
SM ENERGY CO                  COM            78454L100   4149      70,412  SH        SOLE       NONE       70,412
STILLWATER MNG CO             COM            86074Q102    845      39,599  SH        SOLE       NONE       39,599
SUPERVALU INC                 COM            868536103   3914     406,402  SH        SOLE       NONE      406,402
SYNOVUS FINL CORP             COM            87161C105   1242     470,447  SH        SOLE       NONE      470,447
TASEKO MINES LTD              COM            876511106    990     188,572  SH        SOLE       NONE      188,572
THERMOGENESIS CORP            COM PAR $0.001 883623308    833     236,719  SH        SOLE       NONE      236,719
UQM TECHNOLOGIES INC          COM            903213106    765     334,041  SH        SOLE       NONE      334,041
VICAL INC                     COM            925602104    362     179,094  SH        SOLE       NONE      179,094
WEATHERFORD INTERNATIONAL LT  REG            H27013103   2238      98,143  SH        SOLE       NONE       98,143
WENDYS ARBYS GROUP INC        COM            950587105    840     181,871  SH        SOLE       NONE      181,871
WHIRLPOOL CORP                COM            963320106   1887      21,240  SH        SOLE       NONE       21,240


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